Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Credit Derivatives [Member]	Mar. 31, 2012 Credit Derivatives [Member]	Dec. 31, 2012 UNBC [Member]	Dec. 31, 2012 UNBC [Member] Interest Rate Cap 1 [Member]	Dec. 31, 2012 UNBC [Member] Interest Rate Cap 2 [Member]	Dec. 31, 2012 UNBC [Member] Interest Rate Swap1 [Member]
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, year				1 year 2 months 12 days
Notional amount of interest rate cash flow hedge derivatives					¥ 51,900,000,000	¥ 216,500,000,000	¥ 458,900,000,000
Derivative, Description of hedged item					Benchmark interest rate on LIBOR indexed borrowings	Benchmark interest rate component of forecasted issuances of short-term, fixed rate certificates of deposit	Benchmark interest rate on LIBOR indexed loans
Estimated cash flow hedge gain (loss) reclassified to earnings, net	1,800,000,000
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities		3,000,000,000	2,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities		2,779,000,000,000	2,535,000,000,000
Derivative, Credit Risk Related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value		3,600,000,000,000	3,600,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral		579,000,000,000	612,000,000,000
Derivative instruments, contingent additional collateral		116,000,000,000	125,000,000,000
Derivative instruments, contingent early termination		¥ 23,000,000,000	¥ 99,000,000,000